Expense Example {- Investor Freedom® 2020 Portfolio} - 02.28 VIP Investor Freedom Funds Investor Combo PRO-10 - Investor Freedom® 2020 Portfolio - VIP Investor Freedom 2020 Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 59
3 years	186
5 years	324
10 years	$ 726